Exhibit 1

Deloitte & Touche LLP 3 Second Street Suite 301 Harborside Plaza 10 Jersey City, NJ 07302 USA Tel: +1 212 937 8202 www.deloitte.com

Morgan Stanley & Co. LLC

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

1585 Broadway

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of EQUS Trust 2026-PHNX, Commercial Mortgage Pass-Through Certificates, Series 2026-PHNX. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Bank of America, National Association, BofA Securities, Inc. and Academy Securities, Inc. (collectively, with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On September 28, 2026, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan (the “Mortgage Loan”) that is secured by 36 mortgaged properties (collectively, with the Mortgage Loan, the “Mortgage Asset”).

From September 3, 2026 through September 28, 2026, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix

Member of Deloitte Touche Tohmatsu Limited

2

A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

September 28, 2026

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to the Mortgage Asset (the “Source Documents”):

Draft loan agreement (the “Loan Agreement”);

Draft schedule of allocated loan amount (the “ALA”);

Draft guaranty (the “Guaranty”);

Proforma policy title insurance (the “Title”);

Draft non-consolidation opinion (the “Non-Consolidation Opinion”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Draft CRE insurance risk analysis (the “Insurance Risk Analysis”);

Underwritten rent roll (the “Underwritten Rent Roll”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Loan / Property Name	Identification purposes only - not applicable
3	Street Address	Appraisal Report / Engineering Report
4	City	Appraisal Report
5	State	Appraisal Report
6	County	Appraisal Report
7	Zip Code	Appraisal Report / Engineering Report
8	Property Type	Appraisal Report
9	Property Type Detail	None - Company Provided
10	Clear Heights (Feet)	None - Company Provided
11	Year Built	Appraisal Report
12	Most Recent Renovation	None - Company Provided
13	Total Property SF	Underwritten Rent Roll
14	Total Property Occupancy Rate	Underwritten Rent Roll
15	Occupancy As of Date	Underwritten Rent Roll
16	Mortgage Loan Per SF	Refer to calculation procedures
17	Mortgage Loan Original Balance	Loan Agreement / ALA
18	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
19	Loan Purpose	Loan Agreement
20	Sponsor	Loan Agreement
21	Carve-Out Guarantor(s)	Guaranty
22	Borrower	None - Company Provided
23	Title Type	Title
24	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
25	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
26	Mortgage Loan Annual IO Debt Service At Cap	None - Company Provided
27	Monthly P&I Payment	Not applicable
28	Annual P&I Debt Service	Not applicable
29	Interest Accrual Method	Loan Agreement
30	Payment Date	Loan Agreement
31	Interest Accrual Start	Loan Agreement
32	Interest Accrual End	Loan Agreement
33	Mortgage Loan SOFR Assumption	None - Company Provided
34	Mortgage Loan SOFR Rounding Methodology	Loan Agreement
35	Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
36	Mortgage Loan Spread	None - Company Provided
37	Mortgage Loan SOFR Floor	Loan Agreement
38	Mortgage Loan SOFR Cap Strike Rate	None - Company Provided
39	Mortgage Loan SOFR Cap Expiration Date	None - Company Provided

	Characteristic	Source Document
40	Mortgage Loan SOFR Cap Provider	None - Company Provided
41	Mortgage Loan SOFR Cap Provider Rating (F/M/S)	None - Company Provided
42	Grace Period (Late Fee)	Loan Agreement
43	Grace Period (Default)	Loan Agreement
44	IO Term (mos)	Refer to calculation procedures
45	Original Amortization Term	Loan Agreement
46	Amortization Type	Loan Agreement
47	Origination Date	None - Company Provided
48	First Payment Date	None - Company Provided
49	Mortgage Loan Interest Rate	Refer to calculation procedures
50	Administrative Fee Rate	None - Company Provided
51	Net Interest Rate	Refer to calculation procedures
52	Mortgage Loan Interest Rate At Cap	None - Company Provided
53	Original Loan Term (mos)	Refer to calculation procedures
54	Remaining Loan Term (mos)	Refer to calculation procedures
55	Seasoning	Refer to calculation procedures
56	Maturity Date	None - Company Provided
57	Extension Options	Loan Agreement
58	Extension Option Description	Loan Agreement
59	Fully Extended Maturity Date	Loan Agreement
60	Mortgage Loan Balloon Balance	Refer to calculation procedures
61	Defeasance Lockout Expiration Date	Loan Agreement
62	Open Period Begin Date	Loan Agreement
63	Prepay Description	Loan Agreement
64	Partial Release (Y/N)	Loan Agreement
65	Partial Release Description	Loan Agreement
66	Appraisal Date	Appraisal Report
67	Appraisal Value Type	Appraisal Report
68	Appraisal Value	Appraisal Report
69	Cut-off Date Mortgage Loan LTV	Refer to calculation procedures
70	Maturity Date Mortgage Loan LTV	Refer to calculation procedures
71	Third Most Recent NOI Date	Underwritten Financial Summary Report
72	Third Most Recent NOI	Underwritten Financial Summary Report
73	Second Most Recent NOI Date	Underwritten Financial Summary Report
74	Second Most Recent NOI	Underwritten Financial Summary Report
75	Most Recent NOI Date	Underwritten Financial Summary Report
76	Most Recent Description	Underwritten Financial Summary Report
77	Most Recent Effective Gross Income	Underwritten Financial Summary Report
78	Most Recent Expenses	Underwritten Financial Summary Report

	Characteristic	Source Document
79	Most Recent NOI	Underwritten Financial Summary Report
80	Most Recent NCF	Underwritten Financial Summary Report
81	Underwritten Effective Gross Income	Underwritten Financial Summary Report
82	Underwritten Expenses	Underwritten Financial Summary Report
83	Underwritten NOI	Underwritten Financial Summary Report
84	Underwritten Mortgage Loan IO NOI DSCR	Refer to calculation procedures
85	Underwritten Mortgage Loan IO NOI DSCR At Cap	None - Company Provided
86	Underwritten Mortgage Loan NOI Debt Yield	Refer to calculation procedures
87	Underwritten Replacement Reserve	Underwritten Financial Summary Report
88	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
89	Underwritten NCF	Underwritten Financial Summary Report
90	Underwritten Mortgage Loan IO NCF DSCR	Refer to calculation procedures
91	Underwritten Mortgage Loan IO NCF DSCR At Cap	None - Company Provided
92	Underwritten Mortgage Loan NCF Debt Yield	Refer to calculation procedures
93	Major Tenant 1	Underwritten Rent Roll
94	Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
95	Major Tenant 1 Expiration	Underwritten Rent Roll
96	Major Tenant 2	Underwritten Rent Roll
97	Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
98	Major Tenant 2 Expiration	Underwritten Rent Roll
99	Major Tenant 3	Underwritten Rent Roll
100	Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
101	Major Tenant 3 Expiration	Underwritten Rent Roll
102	Major Tenant 4	Underwritten Rent Roll
103	Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
104	Major Tenant 4 Expiration	Underwritten Rent Roll
105	Major Tenant 5	Underwritten Rent Roll
106	Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
107	Major Tenant 5 Expiration	Underwritten Rent Roll
108	Lockbox	Loan Agreement
109	Cash Management	Loan Agreement
110	Cash Management Springing Condition	Loan Agreement
111	Engineering Report Date	Engineering Report
112	Environmental Phase I Report Date	Phase I Report
113	Environmental Phase II Report Date	Not applicable
114	Seismic Report Date	Not applicable
115	PML %	Not applicable
116	Terrorism Insurance	Insurance Risk Analysis
117	Windstorm Insurance	Insurance Risk Analysis

	Characteristic	Source Document
118	Earthquake Insurance	Insurance Risk Analysis
119	Flood Insurance	Insurance Risk Analysis
120	Ground Lease Expiration Date	Not applicable
121	Ground Lessor	Not applicable
122	Partial Defeasance	Loan Agreement
123	Partial Defeasance Description	Not applicable
124	Future Debt Permitted (Y/N)	Loan Agreement
125	Future Debt Description	Not applicable
126	Non-Consolidation Opinion	Non-Consolidation Opinion
127	Independent Director	Loan Agreement
128	SPE	Loan Agreement
129	Real Estate Tax Escrow - Initial	Loan Agreement
130	Real Estate Tax Escrow - Ongoing	Loan Agreement
131	Real Estate Tax Escrow - Springing Condition	Loan Agreement
132	Insurance Escrow - Initial	Loan Agreement
133	Insurance Escrow - Ongoing	Loan Agreement
134	Insurance Escrow - Springing Condition	Loan Agreement
135	Replacement Reserve Escrow - Initial	Loan Agreement
136	Replacement Reserve Escrow - Ongoing	Loan Agreement
137	Replacement Reserve Escrow - Springing Condition	Loan Agreement
138	Immediate Repairs Escrow - Initial	Loan Agreement
139	Immediate Repairs Escrow - Ongoing	Loan Agreement
140	Rollover Escrow - Initial	Loan Agreement
141	Rollover Escrow - Ongoing	Loan Agreement
142	Rollover Escrow - Springing Condition	Loan Agreement
143	Other Escrow Required	Loan Agreement
144	Other Escrow 1 - Description	Loan Agreement
145	Other Escrow 1 - Initial	None - Company Provided
146	Other Escrow 1 - Ongoing	Loan Agreement
147	Other Escrow 1 - Springing Condition	Loan Agreement
148	Other Escrow 2 – Description	Loan Agreement
149	Other Escrow 2 - Initial	Not applicable
150	Other Escrow 2 - Ongoing	Not applicable
151	Other Escrow 2 - Springing Condition	Not applicable

Calculation Procedures

With respect to Characteristic 16, we recomputed the Mortgage Loan Per SF by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 18, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 24, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 25, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 44, we recomputed the IO Term (mos) as being equal to the Original Loan Term (mos).

With respect to Characteristic 49, we recomputed the Mortgage Loan Interest Rate as the sum of the (a) Mortgage Loan SOFR Assumption and (b) Mortgage Loan Spread.

With respect to Characteristic 51, we recomputed the Net Interest Rate as the difference of the (a) Mortgage Loan Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 53, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 54, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 55, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of October 22, 2026 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 60, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 69, we recomputed the Cut-off Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 70, we recomputed the Maturity Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 84, we recomputed the Underwritten Mortgage Loan IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 86, we recomputed the Underwritten Mortgage Loan NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 90, we recomputed the Underwritten Mortgage Loan IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 92, we recomputed the Underwritten Mortgage Loan NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-off Date Balance.